Note 14 - Commitments (Details) - Outstanding Commitments and Contingent Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 14 - Commitments (Details) - Outstanding Commitments and Contingent Liabilities [Line Items]
Outstanding Commitments	$ 102,461	$ 125,670
Commitments to Extend Credit [Member]
Note 14 - Commitments (Details) - Outstanding Commitments and Contingent Liabilities [Line Items]
Outstanding Commitments	97,947	120,861
Financial Standby Letter of Credit [Member]
Note 14 - Commitments (Details) - Outstanding Commitments and Contingent Liabilities [Line Items]
Outstanding Commitments	$ 4,514	$ 4,809